Customer ExAlt Trust Loan Payable	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Customer Exalt Trust Loan Payable
Customer ExAlt Trust Loan Payable

7. Customer ExAlt Trust Loan Payable

On March 24, 2022, Ben Liquidity transferred a $72.5 million ExAlt Loan to a third-party in return for $72.5 million of cash. The loan participation transaction resulted in a third party holding the transferred ExAlt Loan, which was previously eliminated in consolidation against the loan payable issued by a Customer ExAlt Trust for financial reporting purposes. Accordingly, the loan payable issued by the Customer ExAlt Trusts is no longer eliminated upon consolidation for financial reporting purposes and is reflected in the Customer ExAlt Trust loan payable line item on the consolidated statements of financial condition.

The Customer ExAlt Trust loan payable does not have scheduled principal or interest payments due prior to its maturity date of December 7, 2033. Prepayment of the loans, in whole or in part, is permitted without premium or penalty. A pro-rata portion of the cash flows from $352.6 million of alternative assets acquired by the Customer ExAlt Trusts on December 7, 2021 (the “Acquired Assets”) are the sole source of cash flows to be used by the Customer ExAlt Trusts to satisfy its obligations under the terms of the loan agreement. The percentage of the Acquired Assets allocated to supporting the repayment of the Customer ExAlt Trust loan payable amounted to approximately 27.8% (the “Participation Allocation”). Ben and its subsidiaries have no obligation or other requirements to repay the Customer ExAlt Trust loan payable should the pro-rata cash flows from the $352.6 million of alternative assets associated with the loan be insufficient to pay all contractual obligations owed under the terms of the loan agreement. The Customer ExAlt Trust loan payable bears interest at 12% per annum.

Termination of Customer ExAlt Trust Loan Payable

On October 18, 2023, the applicable Customer ExAlt Trusts distributed, transferred and assigned the Participation Allocation (net of a qualified charitable distribution) to a subsidiary of the holder of the Customer ExAlt Trust loan payable. As a result, all obligations owed under the Customer ExAlt Trust loan payable have been repaid and the related participation interest no longer remains outstanding. As such, the Customer ExAlt Trusts repaid the entire outstanding principal balance of the ExAlt Trust Loan Payable of $50.9 million including interest paid-in-kind, by transferring $56.7 million of alternative assets. The payoff of the Customer ExAlt Trust Loan Payable was accounted for as a debt extinguishment in accordance with ASC 470, Debt.

The loan agreement included a contingent interest feature whereby additional interest could be owed up to a maximum rate of 21% under certain circumstances, dependent principally on the cash flows generated by the pro rata portion of the underlying collateral. As the contingent interest feature was not based on creditworthiness, such feature was not clearly and closely related to the host instrument and was therefore bifurcated and recognized as a derivative liability with a resulting debt discount at inception. The change in the fair value of the contingent interest derivative liability resulted in a net gain of $1.4 million that is reflected in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss) for the three months ended June 30, 2023. The amortization of the debt discount, which is reflected as a component of interest expense in the consolidated statements of comprehensive income (loss), was $0.3 million for the three months ended June 30, 2023.

10. Customer ExAlt Trust Loan Payable

On March 24, 2022, Ben Liquidity transferred a $72.5 million ExAlt Loan to a third-party in return for $72.5 million of cash. The loan participation transaction resulted in a third party holding the transferred ExAlt Loan, which was previously eliminated in consolidation against the loan payable issued by a Customer ExAlt Trust for financial reporting purposes. Accordingly, the loan payable issued by the Customer ExAlt Trusts is no longer eliminated upon consolidation for financial reporting purposes and is reflected in the Customer ExAlt Trust loan payable line item on the consolidated statements of financial condition.

The Customer ExAlt Trust loan payable does not have scheduled principal or interest payments due prior to its maturity date of December 7, 2033. Prepayment of the loans, in whole or in part, is permitted without premium or penalty. A pro-rata portion of the cash flows from $352.6 million of alternative assets acquired by the Customer ExAlt Trusts on December 7, 2021(the “Acquired Assets”) are the sole source of cash flows to be used by the Customer ExAlt Trusts to satisfy its obligations under the terms of the loan agreement. The percentage of the Acquired Assets allocated to supporting the repayment of the Customer ExAlt Trust loan payable amounted to approximately 27.8% (the “Participation Allocation”). Ben and its subsidiaries have no obligation or other requirements to repay the Customer ExAlt Trust loan payable should the pro-rata cash flows from the $352.6 million of alternative assets associated with the loan be insufficient to pay all contractual obligations owed under the terms of the loan agreement. The Customer ExAlt Trust loan payable bears interest at 12% per annum.

Termination of Customer ExAlt Trust Loan Payable

On October 18, 2023, the applicable Customer ExAlt Trusts distributed, transferred and assigned the Participation Allocation (net of a qualified charitable distribution) to a subsidiary of the holder of the Customer ExAlt Trust loan payable. As a result, all obligations owed under the Customer ExAlt Trust loan payable have been repaid and the related participation interest no longer remains outstanding. As such, the Customer ExAlt Trusts repaid the entire outstanding principal balance of the ExAlt Trust Loan Payable of $50.9 million including interest paid-in-kind, by transferring $56.7 million of alternative assets. The payoff of the Customer ExAlt Trust Loan Payable was accounted for as a debt extinguishment in accordance with ASC 470, Debt. Accordingly, the Customer ExAlt Trusts recorded a $8.8 million loss on extinguishment related to the payoff for the year ended March 31, 2024, which is reflected in the loss on extinguishment of debt line item on the consolidated statements of comprehensive income (loss). The loss on extinguishment represents the difference between the carrying value of the ExAlt Trust Loan Payable at payoff of $47.9 million, net of an unamortized discount of $5.0 million and fair value of the contingent interest derivative liability of $1.9 million, and the NAV of the assets of $56.7 million, which was determined to have the most readily determinable fair value at the time of the nonmonetary transaction.

As of March 31, 2023, the outstanding principal, including interest paid-in-kind, was $54.2 million. The balance reflected on the consolidated statements of financial condition as of March 31, 2023, was $52.1 million, which includes the fair value of the contingent interest derivative liability of $3.5 million and unamortized debt discount of $5.6 million.

The loan agreement includes a contingent interest feature whereby additional interest could be owed up to a maximum rate of 21% under certain circumstances, dependent principally on the cash flows generated by the pro rata portion of the underlying collateral. As the contingent interest feature is not based on creditworthiness, such feature is not clearly and closely related to the host instrument and is therefore bifurcated and recognized as a derivative liability with a resulting debt discount at inception. The fair value of the contingent interest derivative liability was $3.5 million as of March 31, 2023, and was recognized as a component of the Customer ExAlt Trust loan payable in the consolidated statements of financial condition. The related net gains of $1.6 million and $4.6 million is reflected in gain (loss) on financial instruments, net in the consolidated statements of comprehensive income (loss) for the years ended March 31, 2024 and 2023. The amortization of the debt discount, which is reflected as a component of interest expense in the consolidated statements of comprehensive income (loss), was $0.6 million and $1.7 million for the years ended March 31, 2024 and 2023, respectively.